Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Oct. 31, 2017	Oct. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period	$ (79,466)	$ (24,699)	$ (47,907)	$ (92,535)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation Expense	156	156	208	208
Amortization of debt discount	10,754
Change in derivative liability	118,817
Impairment				10,000
Changes in assets and liabilities:
Increase (decrease) in accrued expenses	(10,554)	15,755	13,469	(3,325)
Increase in accrued interest	12,138	2,812	4,017	1,966
Increase in accrued rent				58,500
CASH FLOWS USED IN OPERATING ACTIVITIES	(185,789)	(5,976)	(30,213)	(25,186)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in intellectual property	(29,150)
Furniture and Equipment
CASH FLOWS PROVIDED BY INVESTING ACTIVITIES	(29,150)
CASH FLOWS FROM FINANCING ACTIVITIES
Advances from related party
Due to shareholder			1,963
Proceeds from convertible note payable	200,000
Proceeds from promissory note payable	130,000		25,000	27,500
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES	330,000		26,963	27,500
NET INCREASE (DECREASE) IN CASH	115,061	(5,976)	(3,250)	2,314
Cash, beginning of period	2,726	5,976	5,976	3,662
Cash, end of period	117,787		2,726	5,976
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes paid
NON-CASH TRANSACTIONS:
Forgiveness of loans from director				0
Issuance of shares for intellectual property				$ 0